UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB Richard Ellis Global Real Estate Securities, LLC
Address: 250 W. Pratt Street
         Suite 2000
         Baltimore, MD  21201

13F File Number:  28-12075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Anagnos, CFA
Title:     Managing Director
Phone:     (410) 244-3168

Signature, Place, and Date of Signing:

     /s/ Jeremy Anagnos, CFA     Baltimore, MD/USA     November 09, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $716,462 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109    35473   506769 SH       SOLE                   132816        0   373953
AMERICAN CAMPUS CMNTYS INC     COM              024835100    36696  1205528 SH       SOLE                   371994        0   833534
AVALONBAY CMNTYS INC           COM              053484101    34930   336100 SH       SOLE                    86425        0   249675
BIOMED REALTY TRUST INC        COM              09063H107    21575  1204003 SH       SOLE                   312012        0   891991
BOSTON PROPERTIES INC          COM              101121101     1223    14724 SH       SOLE                      589        0    14135
BRE PROPERTIES INC             CL A             05564E106    21466   517258 SH       SOLE                   129788        0   387470
BROOKDALE SR LIVING INC        COM              112463104    23594  1446642 SH       SOLE                   621704        0   824938
BROOKFIELD PPTYS CORP          COM              112900105    10727   688967 SH       SOLE                   257041        0   431926
CAMDEN PPTY TR                 SH BEN INT       133131102      575    12000 SH       SOLE                        0        0    12000
CHESAPEAKE LODGING TR          SH BEN INT       165240102     9212   563081 SH       SOLE                   227891        0   335190
DIGITAL RLTY TR INC            COM              253868103    45138   731586 SH       SOLE                   202818        0   528768
DOUGLAS EMMETT INC             COM              25960p109    17714  1011685 SH       SOLE                   271725        0   739960
DUKE REALTY CORP               COM NEW          264411505    31437  2712471 SH       SOLE                   957121        0  1755350
DUPONT FABROS TECHNOLOGY INC   COM              26613q106     3546   141000 SH       SOLE                    64001        0    76999
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380t105     6187   143300 SH       SOLE                    31029        0   112271
EQUITY LIFESTYLE PPTYS INC     COM              29472r108    23129   424545 SH       SOLE                   110758        0   313787
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206    25880   316924 SH       SOLE                    81553        0   235371
FIRST POTOMAC RLTY TR          COM              33610f109      465    31000 SH       SOLE                    25900        0     5100
HCP INC                        COM              40414l109     1040    28913 SH       SOLE                    19614        0     9299
HEALTH CARE REIT INC           COM              42217k106    46831   989256 SH       SOLE                   281812        0   707444
HERSHA HOSPITALITY TR          SH BEN INT A     427825104    17308  3341464 SH       SOLE                   868099        0  2473365
HOSPITALITY PPTYS TR           COM SH BEN INT   44106m102     1049    47000 SH       SOLE                    42400        0     4600
HOST HOTELS & RESORTS INC      COM              44107p104    13023   899387 SH       SOLE                   257487        0   641900
KITE RLTY GROUP TR             COM              49803t102    12948  2916307 SH       SOLE                   935787        0  1980520
LASALLE HOTEL PPTYS            COM SH BEN INT   517942108     1658    70900 SH       SOLE                        0        0    70900
LTC PPTYS INC                  COM              502175102      472    18500 SH       SOLE                    16400        0     2100
MARRIOTT INTL INC NEW          CL A             571903202    10293   287278 SH       SOLE                    84802        0   202476
PEBBLEBROOK HOTEL TR           COM              70509V100    11566   642244 SH       SOLE                   262202        0   380042
PUBLIC STORAGE                 COM              74460d109    46368   477831 SH       SOLE                   124889        0   352942
SIMON PPTY GROUP INC NEW       COM              828806109    98187  1058745 SH       SOLE                   296223        0   762522
U STORE IT TR                  COM              91274f104    15889  1902990 SH       SOLE                   557766        0  1345224
UDR INC                        COM              902653104    29276  1386189 SH       SOLE                   370415        0  1015774
VORNADO RLTY TR                SH BEN INT       929042109    61587   720074 SH       SOLE                   195287        0   524787